Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Components of deferred tax assets and deferred tax liabilities

	December 31,
	2012	2013
Deferred Tax Assets:
Accrued liabilities	$87,109	$71,831
Deferred rent	19,772	25,624
Net operating loss carryforwards	64,796	81,124
Foreign tax credits	44,315	10,229
Stock compensation	15,703	16,745
Federal benefit of unrecognized tax benefits	7,844	20,263
Other	21,126	23,938
Valuation allowance	(76,050)	(40,278)

	184,615	209,476
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(254,156)	(367,936)
Plant and equipment, principally due to differences in depreciation	(318,856)	(168,385)

	(573,012)	(536,321)

Net deferred tax liability	$(388,397)	$(326,845)

Schedule of current and noncurrent deferred tax assets (liabilities)

	December 31,
	2012	2013
Deferred tax assets	$54,409	$65,332
Deferred tax liabilities	(44,257)	(47,709)

Current deferred tax assets, net	$10,152	$17,623

Deferred tax assets	$130,206	$144,144
Deferred tax liabilities	(528,755)	(488,612)

Noncurrent deferred tax liabilities, net	$(398,549)	$(344,468)

Roll forward of Valuation allowance

Year Ended December 31,	Balance at Beginning of the Year	Charged (Credited) to Expense	Other Additions	Other Deductions	Balance at End of the Year
2011	$72,229	$9,844	$—	$(9,834)	$72,239
2012	72,239	2,274	1,537	—	76,050
2013	76,050	(27,186)	—	(8,586)	40,278

Components of income (loss) from continuing operations before provision for income taxes

	Year Ended December 31,
	2011	2012	2013
U.S.	$313,530	$191,175	$65,230
Canada	48,327	44,358	39,038
Other Foreign	(8,957)	62,833	58,750

	$352,900	$298,366	$163,018

Provision (benefit) for income taxes

	Year Ended December 31,
	2011	2012	2013
Federal—current	$47,523	$134,231	$92,657
Federal—deferred	25,708	(57,166)	(64,441)
State—current	23,828	25,466	10,232
State—deferred	(1,093)	(15,134)	(8,056)
Foreign—current	31,748	32,377	59,600
Foreign—deferred	(21,226)	(4,901)	(26,935)

	$106,488	$114,873	$63,057

Reconciliation of total income tax expense and amount computed by applying the federal income tax rate

	Year Ended December 31,
	2011	2012	2013
Computed "expected" tax provision	$123,515	$104,428	$57,057
Changes in income taxes resulting from:
State taxes (net of federal tax benefit)	16,301	6,946	4,212
Increase in valuation allowance (net operating losses)	12,601	9,045	2,832
Decrease in valuation allowance (foreign tax credits)	(2,757)	(6,771)	(30,018)
Foreign repatriation	—	—	44,751
Foreign restructuring	—	—	17,691
Impairment of assets and other transaction costs	10,254	3,045	6,576
Reserve accrual (reversal) and audit settlements (net of federal tax benefit)	(32,989)	8,266	(16,322)
Foreign tax rate differential	(34,867)	(30,798)	(33,852)
Disallowed foreign interest and Subpart F income	5,663	15,242	9,708
Other, net	8,767	5,470	422

	$106,488	$114,873	$63,057

Tax years subject to examination by major tax jurisdictions

Tax Years	Tax Jurisdiction
See Below	United States—Federal and State
2006 to present	Canada
2010 to present	United Kingdom

Reconciliation of unrecognized tax benefits

Gross tax contingencies—December 31, 2010	$59,891
Gross additions based on tax positions related to the current year	6,593
Gross additions for tax positions of prior years	6,437
Gross reductions for tax positions of prior years	(30,316)
Lapses of statutes	(6,268)
Settlements	(4,929)

Gross tax contingencies—December 31, 2011	$31,408
Gross additions based on tax positions related to the current year	6,598
Gross additions for tax positions of prior years	3,912
Gross reductions for tax positions of prior years	(427)
Lapses of statutes	(2,829)
Settlements	(1,099)

Gross tax contingencies—December 31, 2012	$37,563
Gross additions based on tax positions related to the current year	5,985
Gross additions for tax positions of prior years	20,275
Gross reductions for tax positions of prior years	(1,370)
Lapses of statutes	(1,312)
Settlements	(9,995)

Gross tax contingencies—December 31, 2013	$51,146